3. Loans, Allowance for Loan Losses and Credit Quality (Details 3) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Allowance for loan losses, Beginning balance				$ 5,011,878				$ 4,905,874	$ 5,011,878	$ 4,905,874
Charge-offs									(308,562)	(502,366)
Recoveries									75,129	98,370
Provision (credit)	$ 100,000	$ 150,000	$ 150,000	100,000	$ 135,000	$ 75,000	$ 150,000	150,000	500,000	510,000
Allowance for loan losses, Ending balance	5,278,445				5,011,878				5,278,445	5,011,878
Allowance for loan losses evaluated for impairment, Individually											$ 207,400	$ 139,700
Allowance for loan losses evaluated for impairment, Collectively											5,071,045	4,872,178
Allowance for loan losses	5,278,445			5,011,878	5,011,878			4,905,874	5,278,445	5,011,878	5,278,445	5,011,878
Loans evaluated for impairment, Individually											1,906,742	4,491,996
Loans evaluated for impairment, Collectively											485,342,484	453,627,433
Total Loans											487,249,226	458,119,429
Commercial and industrial
Allowance for loan losses, Beginning balance				712,902				646,719	712,902	646,719
Charge-offs									(49,009)	(200,900)
Recoveries									36,032	59,264
Provision (credit)									26,923	207,819
Allowance for loan losses, Ending balance	726,848				712,902				726,848	712,902
Allowance for loan losses evaluated for impairment, Individually											0	0
Allowance for loan losses evaluated for impairment, Collectively											726,848	712,902
Allowance for loan losses	726,848			712,902	712,902			646,719	726,848	646,719	726,848	712,902
Loans evaluated for impairment, Individually											48,385	286,436
Loans evaluated for impairment, Collectively											68,682,188	64,904,688
Total Loans											68,730,573	65,191,124
Commercial Real Estate
Allowance for loan losses, Beginning balance				2,152,678				2,311,936	2,152,678	2,311,936
Charge-offs									0	(14,783)
Recoveries									0	0
Provision (credit)									343,407	(144,475)
Allowance for loan losses, Ending balance	2,496,085				2,152,678				2,496,085	2,152,678
Allowance for loan losses evaluated for impairment, Individually											86,400	0
Allowance for loan losses evaluated for impairment, Collectively											2,409,685	2,152,678
Allowance for loan losses	2,496,085			2,152,678	2,152,678			2,311,936	2,496,085	2,311,936	2,496,085	2,152,678
Loans evaluated for impairment, Individually											687,495	2,551,748
Loans evaluated for impairment, Collectively											201,040,785	175,654,794
Total Loans											201,728,280	178,206,542
Residential Real Estate 1st Lien
Allowance for loan losses, Beginning balance				1,368,028				1,270,766	1,368,028	1,270,766
Charge-offs									(244,149)	(150,947)
Recoveries									23,712	6,042
Provision (credit)									222,166	242,167
Allowance for loan losses, Ending balance	1,369,757				1,368,028				1,369,757	1,368,028
Allowance for loan losses evaluated for impairment, Individually											6,200	25,100
Allowance for loan losses evaluated for impairment, Collectively											1,363,557	1,342,928
Allowance for loan losses	1,369,757			1,368,028	1,368,028			1,270,766	1,369,757	1,270,766	1,369,757	1,368,028
Loans evaluated for impairment, Individually											946,809	1,419,808
Loans evaluated for impairment, Collectively											165,745,153	161,340,465
Total Loans											166,691,962	162,760,273
Residential Real Estate Jr Lien
Allowance for loan losses, Beginning balance				422,822				321,099	422,822	321,099
Charge-offs									0	(66,104)
Recoveries									240	240
Provision (credit)									(51,886)	167,587
Allowance for loan losses, Ending balance	371,176				422,822				371,176	422,822
Allowance for loan losses evaluated for impairment, Individually											114,800	114,600
Allowance for loan losses evaluated for impairment, Collectively											256,376	308,222
Allowance for loan losses	371,176			422,822	422,822			321,099	371,176	321,099	371,176	422,822
Loans evaluated for impairment, Individually											224,053	234,004
Loans evaluated for impairment, Collectively											42,703,282	44,486,262
Total Loans											42,927,335	44,720,266
Consumer
Allowance for loan losses, Beginning balance				75,689				118,819	75,689	118,819
Charge-offs									(15,404)	(69,632)
Recoveries									15,145	32,824
Provision (credit)									8,543	(6,322)
Allowance for loan losses, Ending balance	83,973				75,689				83,973	75,689
Allowance for loan losses evaluated for impairment, Individually											0	0
Allowance for loan losses evaluated for impairment, Collectively											83,973	75,689
Allowance for loan losses	83,973			75,689	75,689			118,819	83,973	118,819	83,973	75,689
Loans evaluated for impairment, Individually											0	0
Loans evaluated for impairment, Collectively											7,171,076	7,241,224
Total Loans											7,171,076	7,241,224
Unallocated
Allowance for loan losses, Beginning balance				279,759				236,535	279,759	236,535
Charge-offs									0	0
Recoveries									0	0
Provision (credit)									(49,153)	43,224
Allowance for loan losses, Ending balance	230,606				279,759				230,606	279,759
Allowance for loan losses evaluated for impairment, Individually											0	0
Allowance for loan losses evaluated for impairment, Collectively											230,606	279,759
Allowance for loan losses	$ 230,606			$ 279,759	$ 279,759			$ 236,535	$ 230,606	$ 236,535	$ 230,606	279,759
Loans evaluated for impairment, Individually												0
Loans evaluated for impairment, Collectively												0
Total Loans												$ 0